Current and Future Changes in Accounting Policies	12 Months Ended
Oct. 31, 2024
Current and Future Changes in Accounting Policies [Abstract]
Current And Future Changes In Accounting Policies
NOTE 4: CURRENT AND FUTURE

CHANGES IN ACCOUNTING POLICIES
CURRENT CHANGES IN ACCOUNTING

POLICIES
The following new standard was adopted by

the Bank on November 1, 2023.
Insurance Contracts
The IASB issued IFRS 17 which replaced

the guidance in IFRS 4 and became effective

for annual reporting periods beginning on or

after January 1, 2023, which
was November 1, 2023 for the Bank. IFRS 17 establishes

principles for recognition, measurement,

presentation and disclosure of insurance

contracts.
The Bank initially applied IFRS 17 on

November 1, 2023 and restated the comparative

period. The Bank transitioned by primarily

applying the full retrospective
approach which resulted in the measurement

of insurance contracts as if IFRS 17

had always applied to them.
The following table sets out adjustments

to the
Bank’s insurance-related balances reported under

IFRS 4 as at October 31, 2022 used to derive

the insurance contract liabilities and reinsurance

contract assets
recognized by the Bank as at November

1, 2022 under IFRS 17.
(millions of Canadian dollars) Amount
Insurance-related liabilities $ 7,468
Other liabilities 131
Other assets (2,361)
Net insurance-related balances as at October

31, 2022
$ 5,238
Changes in actuarial assumptions, including

risk adjustment and discount factor

(192)
Recognition of losses on onerous contracts 113
Other adjustments (93)
Net insurance-related balances as at

November 1, 2022
$ 5,066
Insurance contract liabilities $ 5,761
Reinsurance contract assets (695)
Net insurance-related balances as at

November 1, 2022
$ 5,066
On November 1, 2022, IFRS 17 transition

adjustments resulted in a decrease

to the Bank’s deferred tax assets of $
60

million and an after-tax increase to retained
earnings of $ 112

million.
Upon the initial application of IFRS 17 on

November 1, 2023, the Bank applied transitional

guidance and reclassified certain securities

supporting insurance
operations to minimize accounting mismatches

arising from the application of the new discount

factor under IFRS 17. The transitional guidance

for such securities
is applicable for entities that previously used

IFRS 9 and was applied without a restatement

of comparatives. The reclassification resulted

in a decrease to retained
earnings and an increase in AOCI of $ 10

million.
FUTURE CHANGES IN ACCOUNTING

POLICIES
The following standard and amendments

have been issued but are not yet effective

on the date of issuance of the Bank’s Consolidated

Financial Statements.
Presentation and Disclosure in Financial

Statements
In April 2024, the IASB issued IFRS 18,
Presentation and Disclosure in Financial

Statements

(IFRS 18), which replaces the guidance

in IAS 1,
Presentation of
Financial Statements

and sets out requirements for presentation

and disclosure of information, focusing

on providing relevant information to users

of the financial
statements. IFRS 18 introduces changes

to the structure of the statement of profit

or loss, aggregation and disaggregation of

financial information, and
management-defined performance

measures to be disclosed in the notes to

the financial statements. It will be effective for the Bank’s annual period beginning
November 1, 2027. Early application is permitted.

The standard will be applied retrospectively

with restatement of comparatives.

The Bank is currently assessing
the impact of adopting this standard.
Amendments to the Classification and Measurement

of Financial Instruments
In May 2024, the IASB issued
Amendments to the Classification

and Measurement of Financial Instruments,
which amended IFRS 9 and IFRS 7 . The
amendments address matters identified during

the post-implementation review of the

classification and measurement requirements

of IFRS 9. The amendments
clarify how to assess the contractual

cash flow characteristics of financial assets

that include environmental, social, and governance

linked features and other
similar contingent features. The amendments

also clarify the treatment of non-recourse

assets and contractually linked instruments.

Furthermore, the amendments
clarify that a financial liability is derecognized

on the settlement date and provide an accounting

policy choice to derecognize a financial liability

settled using an
electronic payment system before the

settlement date if certain conditions are

met. Finally, the amendments introduce additional disclosure requirements for
financial instruments with contingent

features and equity instruments classified at

FVOCI.
The amendments will be effective for the Bank’s annual

period beginning November 1, 2026. Early

adoption is permitted, with an option to early

adopt the
amendments related to the classification

of financial assets and associated disclosures

only.

The Bank is required to apply the amendments

retrospectively, but is
not required to restate prior periods. The Bank

is currently assessing the impact of adopting

these amendments.